Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Revenue
Schedule of revenue recognition

		Restated[1]	Restated[1]
DKK thousand	2018	2017	2016
Sanofi-Aventis Deutschland GmbH	0	69,603	208,692
Boehringer Ingelheim International GmbH	0	29,750	0
Helsinn Healthcare S.A.	0	0	112
Undisclosed counterpart	9,845	0	0
Protagonist Therapeutics, Inc.	3,274	1,662	1,636
Total license and milestone revenue	13,119	101,015	210,440
Sanofi—Aventis Deutschland GmbH	24,858	35,307	20,424
Total royalty revenue	24,858	35,307	20,424
Total revenue	37,977	136,322	230,864
Royalty revenue can be specified as follows:
Soliqua®	17,786	18,655	0
Lyxumia®	7,072	16,652	20,424
Total royalty revenue	24,858	35,307	20,424

1 See Note 1 to the consolidated financial statements.